Feb. 18, 2025
Invesco Municipal Strategic Income ETF
Principal Investment Strategy Change.
a.
The following replaces the first two sentences of the third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:
The Fund generally will invest at least 75% of its net assets in higher yielding municipal securities, specifically medium- and lower- grade municipal securities, which Invesco Advisers, Inc. (the “Sub-Adviser”) defines as (i) bonds rated BBB or lower by S&P Global Ratings (“S&P”), Baa or lower by Moody’s Investors Services, Inc. (“Moody’s”), or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or (ii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade securities are inclusive of some securities rated investment grade; however, many bonds in which the Fund will invest are rated “below investment grade” (commonly referred to as “high yield securities” or “junk bonds” with more speculative characteristics than investment grade securities).
b.
The following replaces the fourth paragraph under the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:
At times, the market conditions in the municipal securities markets may be such that the Sub-Adviser may invest in higher-grade issues, particularly when the difference in returns between quality classifications is very narrow or when the Sub-Adviser expects interest rates to increase. Higher-grade securities are securities that are rated higher than medium- or lower-grade securities by Moody’s, S&P, or Fitch, or considered by the Sub-Adviser to be of comparable quality, including municipal securities rated A-, SP-1 or higher by S&P or rated A3, MIG2, VMIG2 or higher by Moody’s and tax-exempt commercial paper rated A-3 or higher by S&P or rated P-3 or higher by Moody’s or unrated securities determined by the Sub-Adviser to be of comparable quality.
Please Retain This Supplement For Future Reference.